UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-03715

ELFUN INCOME FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 06/30/15

Item 1.	Schedule of Investments

Elfun Income Fund

Schedule of Investments—June 30, 2015 (Unaudited)

Bonds and Notes—98.2% †		Principal Amount	Fair Value
U.S. Treasuries—23.6%
U.S. Treasury Bonds
2.50%	02/15/45	$8,477,600	$7,460,966
2.75%	11/15/42	8,570,900	7,973,611
4.75%	02/15/41	340,000	442,877
U.S. Treasury Notes
0.50%	04/30/17	2,021,000	2,017,684
0.63%	05/31/17	16,076,000	16,073,492
1.38%	07/31/18	3,651,800	3,688,318
1.50%	05/31/20	15,677,200	15,591,461
2.13%	05/15/25	18,477,600	18,142,693
			71,391,102
Agency Mortgage Backed—27.7%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	25,713	27,927	(a)
5.00%	07/01/35 - 06/01/41	1,436,762	1,610,742	(a)
5.50%	05/01/20 - 01/01/38	366,767	412,806
5.50%	04/01/39	91,609	102,498	(a)
6.00%	04/01/17 - 06/01/37	266,186	300,888
6.00%	04/01/29 - 11/01/37	615,183	699,590	(a)
6.50%	07/01/29	2,153	2,465	(a)
7.00%	10/01/16	638	644
7.00%	01/01/27 - 08/01/36	136,162	153,814	(a)
7.50%	11/01/29 - 09/01/33	8,486	9,116	(a)
8.00%	11/01/30	8,619	9,888	(a)
Federal National Mortgage Assoc.
2.22%	04/01/37	2,822	2,874	(b)
3.00%	02/01/43 - 06/01/43	13,656,854	13,671,160
3.50%	11/01/42	1,512,698	1,563,700
4.00%	05/01/19 - 03/01/44	7,137,937	7,601,702
4.50%	05/01/18 - 01/01/41	6,701,719	7,255,839
5.00%	07/01/20 - 06/01/41	2,373,080	2,664,986
5.50%	06/01/20 - 01/01/39	1,909,641	2,134,798
6.00%	05/01/19 - 08/01/35	1,570,038	1,799,353
6.50%	07/01/17 - 08/01/36	207,844	235,545
7.00%	10/01/16 - 02/01/34	25,872	27,615
7.50%	12/01/26 - 12/01/33	80,820	93,358
8.00%	12/01/15 - 01/01/33	28,475	32,384
8.50%	04/01/30	4,429	5,396
9.00%	12/01/17 - 12/01/22	9,822	10,695
2.50%	TBA	7,937,956	8,034,116	(c)
3.50%	TBA	6,088,764	6,274,757	(c)
4.00%	TBA	3,753,906	3,977,190	(c)
5.00%	TBA	2,664,000	2,784,187	(c)
6.00%	TBA	2,132,000	2,421,434	(c)
6.50%	TBA	878,000	1,009,700	(c)
Government National Mortgage Assoc.
3.00%	04/20/43 - 06/20/43	2,403,471	2,441,727
3.50%	05/20/43	3,102,523	3,229,555
4.00%	01/20/41 - 04/20/43	3,742,629	4,003,387
4.50%	08/15/33 - 03/20/41	1,952,447	2,131,214
5.00%	08/15/33	90,632	101,126
6.00%	04/15/27 - 09/15/36	382,612	446,162
6.50%	04/15/19 - 09/15/36	145,871	166,918

7.00%	11/15/27 - 10/15/36	91,138	100,962
7.50%	03/15/23 - 11/15/31	42,942	45,180
8.00%	09/15/27 - 06/15/30	32,845	34,509
8.50%	10/15/17	6,462	6,759
9.00%	11/15/16 - 12/15/21	15,845	16,694
3.00%	TBA	2,031,275	2,050,477	(c)
3.50%	TBA	2,503,500	2,598,262	(c)
5.00%	TBA	1,167,000	1,291,330	(c)
5.50%	TBA	435,000	489,851	(c)
			84,085,280
Agency Collateralized Mortgage Obligations—0.3%
Collateralized Mortgage Obligation Trust
0.01%	11/01/18	2,142	2,134	(d,e)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,508,293	4,460	(b,f)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	1,194,087	136,615	(f)
4.50%	03/15/18	14,096	98	(f)
5.00%	10/15/18 - 02/15/38	30,314	690	(f)
5.50%	06/15/33	86,563	17,927	(f)
6.41%	08/15/25	458,865	53,365	(b,f)
8.00%	04/15/20	1,205	1,264
Federal Home Loan Mortgage Corp. STRIPS
1.47%	08/01/27	1,497	1,416	(d,e)
5.76%	08/15/43	840,843	183,215	(b,f)
8.00%	02/01/23 - 07/01/24	5,833	1,328	(f)
Federal National Mortgage Assoc. REMIC
0.51%	12/25/22	3,734	3,657	(d,e)
1.23%	12/25/42	360,931	16,470	(b,f)
5.00%	02/25/40 - 09/25/40	651,779	70,656	(f)
5.81%	07/25/38	124,744	17,544	(b,f)
8.00%	05/25/22	8	157	(f)
Federal National Mortgage Assoc. STRIPS
1.87%	12/25/34	95,690	88,740	(d,e)
4.50%	08/25/35 - 01/25/36	206,919	40,202	(f)
5.00%	03/25/38 - 05/25/38	117,940	22,676	(f)
5.50%	12/25/33	27,615	5,327	(f)
6.00%	01/25/35	100,180	20,973	(f)
7.50%	11/25/23	17,491	2,582	(f)
8.00%	08/25/23 - 07/25/24	11,530	2,544	(f)
8.50%	03/25/17 - 07/25/22	6,566	798	(f)
9.00%	05/25/22	3,227	602	(f)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	1,114,768	76,772	(f)
5.00%	12/20/35 - 09/20/38	640,653	52,741	(f)
6.06%	02/20/40	376,303	66,179	(b,f)
6.62%	01/16/40	653,117	133,587	(b,f)
			1,024,719
Asset Backed—0.3%
Capital One Multi-Asset Execution Trust 2006-B1
0.47%	01/15/19	500,000	499,032	(b)
Chase Funding Trust 2004-1
3.99%	11/25/33	296,096	301,838	(g)
Ford Credit Auto Lease Trust 2013-A
1.28%	06/15/16	150,000	150,144
			951,014

Corporate Notes—37.6%
21st Century Fox America Inc.
6.65%	11/15/37	248,000	301,799	(a)
ABB Finance USA Inc.
1.63%	05/08/17	392,000	394,453	(a)
AbbVie Inc.
1.75%	11/06/17	372,000	372,975	(a)
2.00%	11/06/18	423,000	423,187	(a)
2.50%	05/14/20	415,000	410,743
3.60%	05/14/25	250,000	247,099
4.70%	05/14/45	85,000	83,609
ACCO Brands Corp.
6.75%	04/30/20	426,000	447,300	(a)
ACE INA Holdings Inc.
3.15%	03/15/25	292,000	285,263	(a)
Actavis Funding SCS
1.30%	06/15/17	489,000	485,698	(a)
3.00%	03/12/20	208,000	208,472	(a)
3.45%	03/15/22	292,000	289,234	(a)
3.80%	03/15/25	217,000	213,164	(a)
4.55%	03/15/35	208,000	197,761	(a)
Activision Blizzard Inc.
5.63%	09/15/21	428,000	448,330	(a,h)
Aetna Inc.
3.50%	11/15/24	208,000	203,897	(a)
Agrium Inc.
3.38%	03/15/25	104,000	98,884	(a)
4.90%	06/01/43	189,000	181,944	(a)
Alibaba Group Holding Ltd.
4.50%	11/28/34	205,000	196,970	(a,h)
Altria Group Inc.
2.95%	05/02/23	210,000	200,601	(a)
4.50%	05/02/43	210,000	194,497	(a)
America Movil SAB de C.V.
3.13%	07/16/22	205,000	202,261
5.00%	03/30/20	317,000	350,903	(a)
American Axle & Manufacturing Inc.
6.25%	03/15/21	279,000	292,950	(a)
6.63%	10/15/22	84,000	88,200	(a)
American Campus Communities Operating Partnership LP
4.13%	07/01/24	305,000	304,851	(a)
American Electric Power Company Inc.
2.95%	12/15/22	332,000	322,214	(a)
American Express Co.
3.63%	12/05/24	215,000	209,191	(a)
American International Group Inc.
3.38%	08/15/20	378,000	391,256	(a)
4.13%	02/15/24	125,000	129,709	(a)
4.50%	07/16/44	83,000	78,953	(a)
American Seafoods Group LLC/American Seafoods Finance Inc.
10.75%	05/15/16	385,000	379,225	(a,h)
American Tower Corp. (REIT)
3.40%	02/15/19	513,000	524,962	(a)
Amgen Inc.
2.20%	05/22/19	612,000	610,259	(a)
3.13%	05/01/25	265,000	250,727
Amkor Technology Inc.
6.63%	06/01/21	257,000	260,855	(a)
Anadarko Petroleum Corp.
6.20%	03/15/40	221,000	249,071	(a)

Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	515,000	495,264	(a)
Anthem Inc.
3.30%	01/15/23	211,000	202,791	(a)
Apache Corp.
5.10%	09/01/40	208,000	201,025
Apple Inc.
2.50%	02/09/25	300,000	281,310	(a)
2.85%	05/06/21	634,000	643,319	(a)
3.45%	02/09/45	210,000	177,980	(a)
Aramark Services Inc.
5.75%	03/15/20	457,000	477,108	(a)
Ascension Health
4.85%	11/15/53	326,000	336,985
AT&T Inc.
2.38%	11/27/18	458,000	462,009	(a)
2.45%	06/30/20	625,000	612,668	(a)
3.40%	05/15/25	628,000	598,929	(a)
4.50%	05/15/35	208,000	191,212	(a)
4.75%	05/15/46	106,000	96,457	(a)
4.80%	06/15/44	163,000	151,834	(a)
AutoZone Inc.
3.25%	04/15/25	217,000	209,540	(a)
Bank of America Corp.
2.60%	01/15/19	147,000	148,601	(a)
3.95%	04/21/25	751,000	723,356	(a)
4.00%	04/01/24	417,000	424,329
4.00%	01/22/25	415,000	404,332	(a)
4.10%	07/24/23	218,000	224,303	(a)
4.25%	10/22/26	375,000	367,351	(a)
Bank of China Ltd.
5.00%	11/13/24	200,000	204,769	(a,h)
Barclays Bank PLC
2.25%	05/10/17	1,186,000	1,210,869	(a,h)
Barrick Gold Corp.
4.10%	05/01/23	210,000	204,619
Baxalta Inc.
2.88%	06/23/20	417,000	416,392	(h)
4.00%	06/23/25	417,000	413,899	(h)
Bed Bath & Beyond Inc.
4.92%	08/01/34	61,000	59,535	(a)
Berkshire Hathaway Energy Co.
6.13%	04/01/36	330,000	388,760	(a)
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	194,000	196,189	(a)
Berkshire Hathaway Inc.
4.50%	02/11/43	94,000	94,242	(a)
Berry Plastics Corp.
5.13%	07/15/23	260,000	253,500
BHP Billiton Finance USA Ltd.
5.00%	09/30/43	212,000	220,063	(a)
Bombardier Inc.
4.75%	04/15/19	251,000	244,097	(a,h)
5.50%	09/15/18	86,000	85,140	(h)
6.00%	10/15/22	251,000	222,763	(a,h)
7.75%	03/15/20	299,000	300,644	(a,h)
Boston Scientific Corp.
3.85%	05/15/25	210,000	203,753

BP Capital Markets PLC
1.38%	05/10/18	211,000	209,853	(a)
3.81%	02/10/24	512,000	521,297	(a)
Branch Banking & Trust Co.
3.80%	10/30/26	255,000	257,520	(a)
Brocade Communications Systems Inc.
4.63%	01/15/23	152,000	147,060	(a)
Building Materials Corporation of America
5.38%	11/15/24	257,000	252,335	(h)
Calpine Corp.
5.75%	01/15/25	251,000	244,097	(a)
5.88%	01/15/24	306,000	323,595	(a,h)
Canadian Pacific Railway Co.
2.90%	02/01/25	150,000	141,195
Caterpillar Inc.
4.30%	05/15/44	211,000	207,276	(a)
Catholic Health Initiatives
2.60%	08/01/18	125,000	127,106
4.35%	11/01/42	130,000	118,882
CBS Corp.
3.70%	08/15/24	319,000	311,710	(a)
Cequel Capital Corp.
5.13%	12/15/21	484,000	439,532	(a,h)
Chesapeake Energy Corp.
3.25%	03/15/16	240,000	239,100	(a)
5.38%	06/15/21	428,000	387,340	(a)
Cigna Corp.
3.25%	04/15/25	417,000	399,995
Citigroup Inc.
1.75%	05/01/18	419,000	417,097	(a)
3.30%	04/27/25	208,000	200,014
4.40%	06/10/25	417,000	415,446
CMS Energy Corp.
4.88%	03/01/44	209,000	216,214	(a)
CNA Financial Corp.
5.88%	08/15/20	326,000	371,392	(a)
CNOOC Nexen Finance 2014 ULC
4.25%	04/30/24	423,000	431,988	(a)
Cogeco Cable Inc.
4.88%	05/01/20	400,000	406,000	(a,h)
Columbia Pipeline Group Inc.
3.30%	06/01/20	292,000	293,139	(h)
4.50%	06/01/25	209,000	205,603	(h)
Comcast Corp.
3.38%	08/15/25	834,000	822,997
4.20%	08/15/34	206,000	198,679	(a)
4.60%	08/15/45	210,000	208,197
Commonwealth Bank of Australia
0.75%	01/15/16	547,000	547,573	(a,h)
ConocoPhillips Co.
3.35%	11/15/24	416,000	411,652
Continental Resources Inc.
4.90%	06/01/44	47,000	39,584	(a)
Corp Andina de Fomento
4.38%	06/15/22	604,000	653,024	(a)
COX Communications Inc.
4.70%	12/15/42	92,000	78,704	(a,h)
Credit Suisse AG
1.70%	04/27/18	411,000	408,136
2.60%	05/27/16	405,000	411,487	(a,h)

Credit Suisse Group Funding Guernsey Ltd.
3.75%	03/26/25	252,000	242,594	(h)
Crown Americas LLC/Crown Americas Capital Corp. IV
4.50%	01/15/23	166,000	156,767	(a)
CSX Corp.
4.50%	08/01/54	124,000	116,354	(a)
CVS Health Corp.
2.25%	08/12/19	618,000	615,193	(a)
Daimler Finance North America LLC
2.38%	08/01/18	628,000	636,738	(a,h)
Dean Foods Co.
6.50%	03/15/23	205,000	209,100	(a,h)
Denbury Resources Inc.
6.38%	08/15/21	276,000	264,960	(a)
Deutsche Bank AG
4.50%	04/01/25	423,000	402,701	(a)
Dexia Credit Local S.A.
2.25%	01/30/19	843,000	857,807	(a,h)
Diageo Investment Corp.
2.88%	05/11/22	506,000	494,683	(a)
DigitalGlobe Inc.
5.25%	02/01/21	427,000	417,926	(a,h)
DIRECTV Holdings LLC
4.45%	04/01/24	319,000	326,436	(a)
Discover Bank
3.10%	06/04/20	291,000	290,710
Dollar General Corp.
1.88%	04/15/18	410,000	408,114	(a)
4.13%	07/15/17	412,000	430,821	(a)
Dominion Resources Inc.
1.95%	08/15/16	783,000	789,056	(a)
Duke Energy Corp.
3.75%	04/15/24	396,000	403,489	(a)
Duke Energy Progress Inc.
4.15%	12/01/44	125,000	120,802	(a)
Eastman Chemical Co.
3.60%	08/15/22	416,000	420,508	(a)
Eaton Corp.
2.75%	11/02/22	453,000	440,600	(a)
Ecopetrol S.A.
5.88%	05/28/45	104,000	91,780	(a)
Electricite de France S.A.
2.15%	01/22/19	838,000	843,664	(a,h)
Eli Lilly & Co.
2.75%	06/01/25	208,000	200,940	(a)
3.70%	03/01/45	41,000	37,195	(a)
EMD Finance LLC
3.25%	03/19/25	208,000	201,885	(a,h)
Energy Transfer Equity LP
5.88%	01/15/24	844,000	875,228	(a)
Energy Transfer Partners LP
4.05%	03/15/25	166,000	156,536	(a)
5.15%	03/15/45	146,000	128,999	(a)
6.50%	02/01/42	344,000	354,371	(a)
Ensco PLC
4.50%	10/01/24	209,000	199,670	(a)
5.20%	03/15/25	333,000	329,692	(a)
5.75%	10/01/44	86,000	76,640	(a)

Enterprise Products Operating LLC
3.70%	02/15/26	415,000	401,829
3.75%	02/15/25	332,000	325,384	(a)
ERP Operating LP
4.50%	07/01/44	83,000	80,856	(a)
European Investment Bank
4.88%	01/17/17	850,000	904,957	(a)
FedEx Corp.
3.20%	02/01/25	130,000	126,627	(a)
4.10%	02/01/45	2,000	1,796	(a)
Fiat Chrysler Automobiles N.V.
4.50%	04/15/20	265,000	263,675	(h)
Five Corners Funding Trust
4.42%	11/15/23	457,000	472,064	(a,h)
Florida Power & Light Co.
4.13%	02/01/42	222,000	219,217	(a)
Ford Motor Credit Company LLC
2.46%	03/27/20	625,000	614,211	(a)
3.22%	01/09/22	440,000	435,066	(a)
5.88%	08/02/21	318,000	362,029	(a)
Freeport-McMoRan Inc.
4.55%	11/14/24	188,000	175,173	(a)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	344,000	366,360	(a,h)
Frontier Communications Corp.
7.13%	03/15/19	354,000	365,505	(a)
General Motors Co.
5.20%	04/01/45	42,000	41,598
General Motors Financial Company Inc.
3.15%	01/15/20	292,000	293,368
Georgia-Pacific LLC
3.60%	03/01/25	625,000	618,869	(a,h)
Gilead Sciences Inc.
4.80%	04/01/44	94,000	96,747	(a)
Glencore Funding LLC
4.00%	04/16/25	106,000	98,602	(h)
Grupo Televisa SAB
5.00%	05/13/45	204,000	194,616	(a)
HCA Inc.
4.75%	05/01/23	693,000	701,662	(a)
6.50%	02/15/20	392,000	438,060	(a)
HJ Heinz Co.
2.80%	07/02/20	626,000	626,487	(c,h)
3.95%	07/15/25	543,000	546,011	(c,h)
Humana Inc.
3.85%	10/01/24	212,000	211,151	(a)
Hyundai Capital America
2.13%	10/02/17	189,000	190,883	(a,h)
Illinois Tool Works Inc.
3.50%	03/01/24	418,000	427,594	(a)
Ingersoll-Rand Luxembourg Finance S.A.
3.55%	11/01/24	291,000	284,732	(a)
Ingles Markets Inc.
5.75%	06/15/23	379,000	385,178	(a)
Intelsat Jackson Holdings S.A.
5.50%	08/01/23	417,000	369,253	(a)
International Business Machines Corp.
3.63%	02/12/24	426,000	431,450	(a)
Intesa Sanpaolo S.p.A.
5.02%	06/26/24	126,000	122,415	(a,h)

Invesco Finance PLC
3.13%	11/30/22	573,000	566,398	(a)
JB Poindexter & Company Inc.
9.00%	04/01/22	120,000	128,400	(a,h)
JBS USA LLC/JBS USA Finance Inc.
5.88%	07/15/24	232,000	233,450	(a,h)
Jefferies Group LLC
5.13%	01/20/23	168,000	173,438	(a)
6.50%	01/20/43	140,000	136,781	(a)
Johnson Controls Inc.
4.63%	07/02/44	204,000	194,653	(a)
JPMorgan Chase & Co.
3.88%	09/10/24	617,000	607,070	(a)
5.00%	12/29/49	299,000	292,646	(a,b)
6.10%	10/29/49	500,000	501,750	(a,b)
KB Home
7.00%	12/15/21	247,000	255,027	(a)
Keysight Technologies Inc.
4.55%	10/30/24	415,000	400,556	(a,h)
KFW
2.00%	10/04/22	929,000	913,621	(a)
4.50%	07/16/18	238,000	261,331	(a)
Kilroy Realty LP
4.25%	08/15/29	206,000	205,095	(a)
Kinder Morgan Energy Partners LP
3.50%	09/01/23	137,000	127,718	(a)
4.30%	05/01/24	422,000	416,448	(a)
Kinder Morgan Inc.
5.55%	06/01/45	125,000	115,536	(a)
5.63%	11/15/23	590,000	627,606	(a,h)
Kinross Gold Corp.
5.95%	03/15/24	209,000	198,294	(a)
6.88%	09/01/41	30,000	27,000	(a)
Korea National Oil Corp.
2.88%	11/09/15	278,000	280,102	(a,h)
L Brands Inc.
5.63%	02/15/22	271,000	285,227	(a)
L-3 Communications Corp.
1.50%	05/28/17	286,000	284,036	(a)
Lamar Media Corp.
5.00%	05/01/23	247,000	243,913	(a)
Lennar Corp.
4.50%	11/15/19	257,000	260,212	(a)
Liberty Mutual Group Inc.
4.25%	06/15/23	434,000	446,328	(a,h)
Lockheed Martin Corp.
3.80%	03/01/45	108,000	96,278	(a)
LyondellBasell Industries N.V.
4.63%	02/26/55	83,000	73,093
Macquarie Bank Ltd.
4.88%	06/10/25	423,000	416,240	(h)
Marathon Petroleum Corp.
3.63%	09/15/24	415,000	407,450	(a)
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.88%	12/01/24	171,000	167,153	(a)
5.50%	02/15/23	342,000	350,977	(a)
Marsh & McLennan Companies Inc.
3.50%	03/10/25	288,000	284,460	(a)

Mattel Inc.
2.35%	05/06/19	633,000	631,913	(a)
Medtronic Inc.
2.50%	03/15/20	125,000	125,209	(a,h)
3.50%	03/15/25	417,000	415,577	(a,h)
4.63%	03/15/45	210,000	212,593	(a,h)
MEG Energy Corp.
6.50%	03/15/21	250,000	240,625	(a,h)
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	165,000	145,139	(a)
Merck & Company Inc.
2.75%	02/10/25	215,000	206,171	(a)
MetLife Inc.
4.05%	03/01/45	208,000	191,046	(a)
4.72%	12/15/44	166,000	167,792	(a)
MGM Resorts International
5.25%	03/31/20	258,000	259,935	(a)
Microsoft Corp.
4.00%	02/12/55	217,000	194,688	(a)
Mizuho Bank Ltd.
2.45%	04/16/19	508,000	512,174	(a,h)
Monsanto Co.
3.38%	07/15/24	203,000	193,890	(a)
4.70%	07/15/64	120,000	103,883	(a)
Morgan Stanley
2.65%	01/27/20	210,000	209,625	(a)
3.70%	10/23/24	416,000	414,316	(a)
3.95%	04/23/27	417,000	393,184
4.10%	05/22/23	390,000	390,729	(a)
4.88%	11/01/22	406,000	431,865	(a)
5.00%	11/24/25	161,000	168,544	(a)
Motorola Solutions Inc.
4.00%	09/01/24	141,000	136,767	(a)
Mylan Inc.
7.88%	07/15/20	436,000	454,192	(a,h)
National Agricultural Cooperative Federation
4.25%	01/28/16	231,000	234,827	(a,h)
National Retail Properties Inc.
3.90%	06/15/24	227,000	226,716	(a)
NCL Corporation Ltd.
5.00%	02/15/18	222,000	226,440	(a)
Newfield Exploration Co.
5.63%	07/01/24	445,000	449,450	(a)
5.75%	01/30/22	451,000	457,765	(a)
Newmont Mining Corp.
4.88%	03/15/42	158,000	132,576	(a)
Nexen Energy ULC
6.40%	05/15/37	223,000	267,192	(a)
Noble Energy Inc.
3.90%	11/15/24	249,000	245,505	(a)
Northrop Grumman Corp.
3.85%	04/15/45	125,000	109,985	(a)
NRG Energy Inc.
6.25%	07/15/22	257,000	260,855	(a)
Occidental Petroleum Corp.
3.50%	06/15/25	417,000	415,560
Omnicom Group Inc.
3.63%	05/01/22	170,000	170,986	(a)

Oracle Corp.
2.25%	10/08/19	818,000	822,738	(a)
2.95%	05/15/25	215,000	206,920
4.13%	05/15/45	85,000	78,821
Owens & Minor Inc.
3.88%	09/15/21	415,000	426,840	(a)
Pacific Gas & Electric Co.
3.40%	08/15/24	617,000	616,435	(a)
PacifiCorp
6.25%	10/15/37	8,000	9,991	(a)
People’s United Bank NA
4.00%	07/15/24	478,000	473,301	(a)
PepsiCo Inc.
4.25%	10/22/44	123,000	120,599	(a)
Petrobras Global Finance BV
3.50%	02/06/17	393,000	388,767	(a)
3.88%	01/27/16	159,000	159,679	(a)
6.25%	03/17/24	334,000	322,467	(a)
Petroleos Mexicanos
3.50%	01/30/23	197,000	186,894	(a)
Philip Morris International Inc.
4.13%	03/04/43	209,000	192,822	(a)
Phillips 66 Partners LP
2.65%	02/15/20	125,000	122,966	(a)
3.61%	02/15/25	208,000	195,751	(a)
Pitney Bowes Inc.
4.63%	03/15/24	358,000	361,072	(a)
PNC Bank NA
2.40%	10/18/19	440,000	442,914	(a)
Precision Castparts Corp.
4.38%	06/15/45	125,000	123,997
Principal Financial Group Inc.
4.70%	05/15/55	415,000	412,925	(b)
Prudential Financial Inc.
5.38%	05/15/45	209,000	206,126	(b)
5.63%	06/15/43	257,000	266,380	(a,b)
Public Service Electric & Gas Co.
2.38%	05/15/23	632,000	602,316	(a)
QUALCOMM Inc.
2.25%	05/20/20	291,000	289,509
3.45%	05/20/25	281,000	273,829
4.80%	05/20/45	209,000	200,557
Quest Diagnostics Inc.
4.70%	03/30/45	125,000	110,870	(a)
Range Resources Corp.
5.75%	06/01/21	258,000	265,095	(a)
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%	11/01/23	209,000	201,685
Revlon Consumer Products Corp.
5.75%	02/15/21	857,000	839,860	(a)
Reynolds American Inc.
4.45%	06/12/25	292,000	297,496
Rio Tinto Finance USA Ltd.
3.75%	06/15/25	417,000	411,153
Roche Holdings Inc.
3.35%	09/30/24	445,000	449,254	(a,h)
Rockwood Specialties Group Inc.
4.63%	10/15/20	995,000	1,036,044	(a)
Rowan Companies Inc.
5.85%	01/15/44	84,000	71,110	(a)

Royal Bank of Canada
1.20%	09/19/17	663,000	661,966	(a)
Ryder System Inc.
2.45%	09/03/19	507,000	505,962	(a)
Santander Bank NA
2.00%	01/12/18	508,000	507,926	(a)
Schaeffler Holding Finance BV (6.25% Cash/7.00% PIK)
6.25%	11/15/19	225,000	237,094	(a,h,i)
Schaeffler Holding Finance BV (6.88% Cash/7.63% PIK)
6.88%	08/15/18	240,000	248,400	(a,h,i)
Seagate HDD Cayman
4.75%	01/01/25	314,000	312,070	(a,h)
Sealed Air Corp.
4.88%	12/01/22	86,000	84,710	(a,h)
5.13%	12/01/24	86,000	84,818	(a,h)
Shell International Finance BV
3.40%	08/12/23	642,000	658,867	(a)
Sinclair Television Group Inc.
5.38%	04/01/21	193,000	194,448	(a)
Sinopec Capital 2013 Ltd.
3.13%	04/24/23	336,000	321,508	(a,h)
Southern California Edison Co.
2.40%	02/01/22	165,000	160,482	(a)
Spectra Energy Partners LP
4.75%	03/15/24	412,000	435,416	(a)
Sprint Corp.
7.25%	09/15/21	235,000	229,125	(a)
7.63%	02/15/25	300,000	282,750	(a)
Statoil ASA
3.70%	03/01/24	638,000	659,413	(a)
4.80%	11/08/43	92,000	97,407	(a)
Sysco Corp.
3.50%	10/02/24	290,000	292,900	(a)
T-Mobile USA Inc.
6.25%	04/01/21	69,000	70,725	(a)
Talisman Energy Inc.
6.25%	02/01/38	172,000	168,863	(a)
Tampa Electric Co.
4.35%	05/15/44	204,000	204,872	(a)
Tanger Properties LP
3.75%	12/01/24	47,000	46,443	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.13%	11/15/19	430,000	425,700	(a,h)
Target Corp.
3.50%	07/01/24	268,000	273,573	(a)
TD Ameritrade Holding Corp.
2.95%	04/01/22	207,000	205,242	(a)
Teachers Insurance & Annuity Association of America
4.90%	09/15/44	415,000	423,201	(a,h)
Teck Resources Ltd.
3.75%	02/01/23	167,000	143,653	(a)
Telecom Italia S.p.A.
5.30%	05/30/24	650,000	647,562	(a,h)
Tenet Healthcare Corp.
4.75%	06/01/20	158,000	160,469	(a)
6.00%	10/01/20	416,000	443,560	(a)
The Allstate Corp.
5.75%	08/15/53	235,000	248,219	(a,b)

The Bank of Tokyo-Mitsubishi UFJ Ltd.
2.30%	03/10/19	600,000	599,744	(a,h)
The Boeing Co.
2.85%	10/30/24	291,000	284,880
The Dow Chemical Co.
3.50%	10/01/24	218,000	213,912	(a)
4.25%	10/01/34	213,000	200,079	(a)
The Goldman Sachs Group Inc.
2.38%	01/22/18	501,000	508,620	(a)
2.60%	04/23/20	415,000	412,920	(a)
2.63%	01/31/19	207,000	209,562	(a)
2.90%	07/19/18	179,000	183,212	(a)
3.75%	05/22/25	481,000	474,671
4.00%	03/03/24	501,000	509,741	(a)
4.80%	07/08/44	244,000	240,860	(a)
5.15%	05/22/45	209,000	201,628
The Korea Development Bank
3.25%	03/09/16	380,000	385,472	(a)
4.00%	09/09/16	220,000	227,139	(a)
The Kroger Co.
2.95%	11/01/21	291,000	289,139	(a)
The Progressive Corp.
3.70%	01/26/45	168,000	148,314	(a)
The Williams Companies Inc.
8.75%	03/15/32	82,000	99,441	(a)
TIAA Asset Management Finance Company LLC
4.13%	11/01/24	415,000	417,971	(a,h)
Time Inc.
5.75%	04/15/22	433,000	418,927	(a,h)
Time Warner Cable Inc.
4.50%	09/15/42	42,000	34,259
6.55%	05/01/37	123,000	128,046	(a)
Time Warner Inc.
3.60%	07/15/25	229,000	222,744
5.35%	12/15/43	359,000	367,834	(a)
Tyco Electronics Group S.A.
2.35%	08/01/19	413,000	411,936	(a)
Tyson Foods Inc.
2.65%	08/15/19	206,000	207,359	(a)
3.95%	08/15/24	137,000	138,005	(a)
5.15%	08/15/44	137,000	140,876	(a)
U.S. Bancorp
3.44%	02/01/16	645,000	653,551	(a)
Ultra Petroleum Corp.
6.13%	10/01/24	428,000	375,570	(a,h)
United Rentals North America Inc.
6.13%	06/15/23	340,000	347,225	(a)
US Bank NA
2.80%	01/27/25	310,000	296,604	(a)
Valeant Pharmaceuticals International Inc.
6.38%	10/15/20	229,000	241,166	(a,h)
Verizon Communications Inc.
1.35%	06/09/17	1,018,000	1,016,557	(a)
3.50%	11/01/24	207,000	201,340	(a)
4.15%	03/15/24	415,000	425,961	(a)
4.40%	11/01/34	208,000	192,558	(a)
4.67%	03/15/55	146,000	127,013	(a,h)
5.05%	03/15/34	128,000	128,861	(a)
5.15%	09/15/23	640,000	700,698	(a)
6.55%	09/15/43	141,000	164,935	(a)

Volkswagen Group of America Finance LLC
2.13%	05/23/19	520,000	519,865	(a,h)
2.45%	11/20/19	205,000	205,703	(a,h)
W.R. Grace & Co.
5.63%	10/01/24	428,000	433,350	(a,h)
Wal-Mart Stores Inc.
4.30%	04/22/44	179,000	179,475	(a)
Weatherford International Ltd.
6.75%	09/15/40	105,000	97,090	(a)
Wells Fargo & Co.
3.00%	02/19/25	208,000	199,210	(a)
4.10%	06/03/26	474,000	475,998	(a)
5.88%	12/29/49	290,000	296,902	(a,b)
5.90%	12/29/49	273,000	273,682	(a,b)
Williams Partners LP
5.40%	03/04/44	42,000	38,390	(a)
Windstream Services LLC
6.38%	08/01/23	400,000	325,500	(a)
WPP Finance 2010
3.75%	09/19/24	415,000	413,656	(a)
WPX Energy Inc.
5.25%	01/15/17	399,000	407,977	(a)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%	03/01/25	430,000	409,575	(a,h)
XLIT Ltd.
5.25%	12/15/43	175,000	180,693	(a)
Yamana Gold Inc.
4.95%	07/15/24	173,000	166,639	(a)
Zimmer Biomet Holdings Inc.
3.55%	04/01/25	208,000	200,967	(a)
			113,856,137
Non-Agency Collateralized Mortgage Obligations—6.8%
American Tower Trust I (REIT)
1.55%	03/15/43	627,000	623,849	(h)
Banc of America Commercial Mortgage Trust 2006-4
5.68%	07/10/46	190,000	197,938
Banc of America Commercial Mortgage Trust 2007-1
5.48%	01/15/49	880,000	917,547	(b)
Banc of America Commercial Mortgage Trust 2007-4
5.94%	02/10/51	27,986	30,024	(b)
Banc of America Commercial Mortgage Trust 2008-1
6.43%	02/10/51	143,582	156,288	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-1
5.52%	11/10/42	125,601	125,486	(b)
Banc of America Merrill Lynch Commercial Mortgage Inc. 2005-6
5.33%	09/10/47	306,555	308,106	(b)
Banc of America Merrill Lynch Commercial Mortgage Trust 2014-520M
4.33%	08/15/46	165,040	167,299	(b,h)
Bear Stearns Commercial Mortgage Securities Trust 2006-T22
5.77%	04/12/38	210,000	215,967	(b)
Bear Stearns Commercial Mortgage Securities Trust 2007-PW18
6.09%	06/11/50	430,000	468,633	(b)
Citigroup Commercial Mortgage Trust 2014-GC23
4.66%	07/10/47	834,000	753,726	(b,h)
COMM 2013-LC13 Mortgage Trust
4.56%	08/10/46	170,000	185,381	(b,h)
COMM 2014-CR14 Mortgage Trust
4.53%	02/10/47	240,000	261,466	(b)

COMM 2014-CR19 Mortgage Trust
4.88%	08/10/47	195,777	177,080	(b,h)
COMM 2014-CR20 Mortgage Trust
4.66%	11/10/47	204,175	202,579	(b)
COMM 2014-CR21 Mortgage Trust
3.99%	12/10/47	403,396	412,039
COMM 2015-CR23 Mortgage Trust
4.40%	05/10/48	197,046	190,134	(b)
Core Industrial Trust 2015-CALW
3.25%	02/10/34	395,784	394,560	(h)
Credit Suisse Commercial Mortgage Trust 2006-C1
5.64%	02/15/39	715,000	725,736	(b)
GS Mortgage Securities Corp. II 2012-GCJ9
2.51%	11/10/45	964,751	105,401	(b,f)
GS Mortgage Securities Corp. Trust 2012-ALOH
3.55%	04/10/34	210,000	217,281	(h)
GS Mortgage Securities Trust 2011-GC5
3.00%	08/10/44	410,000	417,123
5.48%	08/10/44	190,000	213,887	(b,h)
GS Mortgage Securities Trust 2014-GC20
4.26%	04/10/47	215,000	226,174
GS Mortgage Securities Trust 2014-NEW
3.79%	01/10/31	420,000	420,504	(h)
GS Mortgage Securities Trust 2015-GC28
1.32%	02/10/48	2,747,554	204,121	(b,f)
Impac CMB Trust Series 2004-5
0.91%	10/25/34	158,204	151,825	(b)
JP Morgan Chase Commercial Mortgage Securities Corp. 2012-LC9
2.03%	12/15/47	1,240,644	107,808	(b,f)
JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP8
5.44%	05/15/45	270,000	280,572
JP Morgan Chase Commercial Mortgage Securities Trust 2007-CB18
5.44%	06/12/47	670,116	702,604
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.16%	07/15/45	125,000	131,779	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C15
5.25%	11/15/45	170,000	181,274	(b)
JPMBB Commercial Mortgage Securities Trust 2013-C17
5.05%	01/15/47	310,000	323,738	(b)
JPMBB Commercial Mortgage Securities Trust 2014-C18
4.97%	02/15/47	210,000	217,643	(b)
LB-UBS Commercial Mortgage Trust 2004-C8
0.76%	12/15/39	286,705	966	(b,f,h)
LB-UBS Commercial Mortgage Trust 2006-C1
5.16%	02/15/31	342,080	345,401
LB-UBS Commercial Mortgage Trust 2006-C4
6.03%	06/15/38	180,527	185,533	(b)
LB-UBS Commercial Mortgage Trust 2007-C6
6.11%	07/15/40	445,000	476,166	(b)
6.11%	07/15/40	520,000	557,423	(h)
MASTR Alternative Loan Trust 2003-5
5.00%	08/25/18	39,748	2,293	(f)
ML-CFC Commercial Mortgage Trust 2006-3
5.46%	07/12/46	570,000	594,409	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C10
4.22%	07/15/46	388,000	386,323	(b)
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18
3.39%	10/15/47	205,642	172,398	(h)

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C19
3.25%	12/15/47	242,461	196,850	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20
1.58%	02/15/48	3,150,848	298,776	(b,f)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
1.13%	03/15/48	3,758,014	262,129	(b,f)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C22
3.88%	05/15/46	355,828	351,917
4.24%	05/15/46	197,682	169,045	(h)
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C23
4.14%	07/15/50	200,325	168,238	(h)
Morgan Stanley Capital I Trust 2005-T17
4.84%	12/13/41	100,044	100,396	(b)
Morgan Stanley Capital I Trust 2006-IQ11
5.85%	10/15/42	250,000	251,939	(b)
Morgan Stanley Capital I Trust 2006-T21
5.16%	10/12/52	442,278	444,279	(b)
5.27%	10/12/52	320,000	325,610	(b)
Morgan Stanley Capital I Trust 2006-T23
6.01%	08/12/41	143,213	147,827	(b)
Morgan Stanley Capital I Trust 2007-IQ16
6.28%	12/12/49	430,000	463,322	(b)
Morgan Stanley Capital I Trust 2008-T29
6.46%	01/11/43	210,000	232,511	(b)
Morgan Stanley Capital I Trust 2012-C4
5.21%	03/15/45	190,000	208,897	(b,h)
Wells Fargo Commercial Mortgage Trust 2015-C26
1.56%	02/15/48	3,203,927	299,788	(b,f)
Wells Fargo Commercial Mortgage Trust 2015-C29
4.01%	06/15/48	589,167	602,646
4.22%	06/15/48	200,271	171,804	(b)
Wells Fargo Commercial Mortgage Trust 2015-NXS2
4.39%	07/15/58	200,441	200,441	(b,c)
Wells Fargo Mortgage Backed Securities Trust 2006-3
5.50%	03/25/36	128,980	8,759
WFRBS Commercial Mortgage Trust 2013-C17
4.26%	12/15/46	235,000	249,806
5.30%	12/15/46	170,000	166,814	(b,h)
WFRBS Commercial Mortgage Trust 2013-C18
4.83%	12/15/46	203,603	196,868	(b,h)
WFRBS Commercial Mortgage Trust 2014-C19
4.23%	03/15/47	400,926	361,061	(h)
4.72%	03/15/47	290,000	307,630	(b)
WFRBS Commercial Mortgage Trust 2014-C22
4.06%	09/15/57	247,584	211,677	(b,h)
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%	03/15/47	533,000	571,062	(b)
4.59%	03/15/47	590,543	535,869	(b,h)
			20,642,445
Sovereign Bonds—1.2%
Government of Brazil
4.25%	01/07/25	601,000	580,265	(a)
Government of Colombia
2.63%	03/15/23	323,000	295,868	(a)
5.63%	02/26/44	334,000	338,175	(a)
Government of Mexico
3.60%	01/30/25	319,000	314,534	(a)
4.00%	10/02/23	208,000	213,720	(a)
4.60%	01/23/46	300,000	277,500	(a)
4.75%	03/08/44	398,000	378,100	(a)

Government of Panama
4.00%	09/22/24	200,000	201,000	(a)
Government of Peru
5.63%	11/18/50	67,000	74,705
Government of Philippines
3.95%	01/20/40	200,000	202,000	(a)
4.20%	01/21/24	200,000	218,000	(a)
Government of Turkey
3.25%	03/23/23	293,000	272,490	(a)
4.88%	04/16/43	206,000	187,452
6.63%	02/17/45	137,000	157,208	(a)
			3,711,017
Municipal Bonds and Notes—0.7%
American Municipal Power Inc.
6.27%	02/15/50	275,000	326,873
Municipal Electric Authority of Georgia
6.64%	04/01/57	317,000	384,106
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	165,000	177,058
Port Authority of New York & New Jersey
4.46%	10/01/62	520,000	511,721
South Carolina State Public Service Authority
6.45%	01/01/50	200,000	249,324
State of California
5.70%	11/01/21	280,000	331,408
State of Illinois
5.10%	06/01/33	125,000	116,494
			2,096,984
FNMA (TBA)—0.0% *
Lehman TBA
5.50%	TBA	174,701	23,585	(j,k)
Total Bonds and Notes (Cost $298,223,353)			297,782,283

		Number of Shares
Domestic Equity—0.1%
Preferred Stock—0.1%
Wells Fargo & Co. (Cost $322,150)		12,886	328,593

Total Investments in Securities (Cost $298,545,503)			298,110,876

Short-Term Investments—11.1%
State Street Institutional U.S. Government Money Market Fund—Premier Class
0.00%
(Cost $33,576,341)			33,576,341	(a,d,l)

Total Investments (Cost $332,121,844)			331,687,217

Liabilities in Excess of Other Assets, net—(9.4)%			(28,492,042)

NET ASSETS—100.0%			$303,195,175

Other Information:

Centrally Cleared Credit Default Swaps—Buy Protection

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation
Markit CDX North America High Yield Index	CME Group Inc.	$2,044	5.00%	06/20/20	$(129,627)	$(140,756)	$11,129

The Fund had the following long futures contracts open at June 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
U.S. Long Bond Futures	September 2015	3	$452,531	$1,638
5 Yr. U.S. Treasury Notes Futures	September 2015	127	15,145,743	11,748

				$13,386

The Fund had the following short futures contracts open at June 30, 2015:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	September 2015	20	$(3,081,250)	$96,386
2 Yr. U.S. Treasury Notes Futures	September 2015	122	(26,710,375)	(823)
10 Yr. U.S. Treasury Notes Futures	September 2015	107	(13,500,391)	4,744

				$100,307

				$113,693

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2015, all or a portion of this security was pledged to cover collateral requirements for futures, swaps and/or TBA’s.

(b)	Variable or floating rate security. The stated rate represents the rate at June 30, 2015.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(f)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(g)	Step coupon bond.

(h)	Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2015, these securities amounted to $31,606,899 or 10.42% of the net assets of the Elfun Income Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Trustees.

(i)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(j)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Trustees.

(k)	Security is in default.

(l)	Sponsored by SSGA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2015.

*	Less than 0.05%.

Abbreviations:

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To Be Announced

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GE Asset Management Incorporated (“GEAM”) performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Futures Contracts

A futures contract is an agreement to buy or sell a specific amount of a commodity, financial instrument, currency or index at a particular price and future date. During the six-month period ended June 30, 2015, the Fund invested in futures contracts on bonds and notes to manage duration of fixed income securities. Buying futures tends to increase the Fund’s exposure to the underlying instrument while selling futures tends to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the fair value of the underlying security. The Fund records an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Fund recognizes a realized gain or loss on the expiration or closing of a futures contract.

Credit Default Swaps

During the six-month period ended June 30, 2015, the fund engaged in credit default swaps to manage credit risk.When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. A Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. A Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if a Fund had invested in the referenced debt obligation directly. If a Fund is a buyer of a credit default swap and no credit event occurs, a Fund will not earn any return on its investment. If a Fund is a seller of a credit default swap, a Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject a Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

When-Issued Securities and Forward Commitments

The Fund purchases or sells securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Fund purchases and sells securities with payment and delivery scheduled a month or more after entering into the transaction. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the commitments. In connection with such purchases, the Fund maintains cash or liquid assets in an amount equal to the purchase commitments for such underlying securities until settlement date and for sales commitments the Fund maintains equivalent deliverable securities as “cover” for the transaction. Unsettled commitments are valued at the current market value of the underlying security. Daily fluctuations in the value of such commitments are recorded as unrealized gains or losses. The Fund will not enter into such commitments for the purpose of investment leverage.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Fund has not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are typically classified in Level 3.

Investments in registered investment companies are valued at the published daily net asset value (“NAV”) and classified in Level 1.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps, credit default swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2015:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities†
U.S. Treasuries	$—	$71,391,102	$—	$71,391,102
Agency Mortgage Backed	—	84,085,280	—	84,085,280
Agency Collateralized Mortgage Obligations	—	1,024,719	—	1,024,719
Asset Backed	—	951,014	—	951,014
Corporate Notes	—	113,856,137	—	113,856,137
Non-Agency Collateralized Mortgage Obligations	—	20,642,445	—	20,642,445
Sovereign Bonds	—	3,711,017	—	3,711,017
Municipal Bonds and Notes	—	2,096,984	—	2,096,984
FNMA (TBA)	—	—	23,585	23,585
Preferred Stock	328,593	—	—	328,593
Short-Term Investments	33,576,341	—	—	33,576,341

Total Investments in Securities	$33,904,934	$297,758,698	$23,585	$331,687,217

Other Financial Instruments*
Credit Default Swaps—Unrealized Appreciation	$—	$11,129	$—	$11,129
Long Futures Contracts—Unrealized Appreciation	13,386	—	—	13,386
Short Futures Contracts—Unrealized Appreciation	101,130	—	—	101,130
Short Futures Contracts—Unrealized Depreciation	(823)	—	—	(823)

Total Other Financial Instruments	$113,693	$11,129	$—	$124,822

†	See Schedule of Investments for Industry Classification.

*	Other financial instruments include derivative instruments such as futures contracts and credit default swaps. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and, accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2015 is not presented.

INCOME TAXES

At June 30, 2015, information on the tax cost of investments was as follows:

Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
$332,318,615	$3,668,204	$(4,299,602)	$(631,398)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun International Equity Fund Elfun Trusts Elfun Diversified Fund Elfun Tax-Exempt Income Fund Elfun Income Fund Elfun Government Money Market Fund

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: August 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ DMITRI L. STOCKTON
Dmitri L. Stockton
Chairman of the Board and President, Elfun Funds

Date: August 24, 2015

By:	/S/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, Elfun Funds

Date: August 24, 2015